INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 73,683	€ 60,744
Deferred tax liabilities	(82,208)	(39,142)
Net deferred tax assets	(8,525)	21,602	€ 83,114
To be recovered after 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	16,445	27,297
Deferred tax liabilities	(77,334)	(14,497)
To be recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	57,238	33,447
Deferred tax liabilities	€ (4,874)	€ (24,645)